Contract liabilities and other advances (Tables)	3 Months Ended
Mar. 31, 2022
Contract liabilities [abstract]
Schedule of contract liabilities

	March 31, 2022	December 31, 2021
	£’000	£’000
Within one year	39,458	29,962
More than one year	83,940	16,359
	123,398	46,321

Schedule of movement in contract liabilities and other advances
A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	March 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	56	(435)	—	1,510
Revenue generating collaborations	28,946	85,700	(6,975)	3	107,674
Joint operations	15,486	—	(1,272)	—	14,214
Total contract liabilities and other advances	46,321	85,756	(8,682)	3	123,398

	January 01, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321